Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2022
	Level 1	Level 2	Level 3

Warrants Liability – Public Warrants	$3,403	$-	$-
Warrant Liability – Private Warrants	-	-	2,227

Total	$3,403	$-	$2,227

	December 31, 2023
	Level 1	Level 2	Level 3

Warrants Liability – Public Warrants	$2,620	$-	$-
Warrant Liability – Private Warrants	-	-	977

Total	$2,620	$-	$977